Research, Development & Engineering (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Research, Development & Engineering
RD&E expense	$ 6,333	$ 5,989	$ 5,379
Scientific research, application of scientific advances, services and application	6,039	5,657	5,027
Software-related expenses	3,732	3,541	3,050
Product-related engineering expenses	$ 295	$ 334	$ 352